Expense Example - Allspring US Equity Funds - Classes A, C, R6, Administrator and Institutional	Sep. 30, 2025 USD ($)
Common Stock Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 696
Expense Example, with Redemption, 3 Years	956
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	2,030
Common Stock Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	1,059
Common Stock Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	1,169
Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	688
Expense Example, with Redemption, 3 Years	942
Expense Example, with Redemption, 5 Years	1,215
Expense Example, with Redemption, 10 Years	1,994
Mid Cap Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,023
Mid Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,136
Opportunity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	929
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	1,934
Opportunity Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	949
Opportunity Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,352
Opportunity Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	1,061
SMID Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	691
Expense Example, with Redemption, 3 Years	947
Expense Example, with Redemption, 5 Years	1,222
Expense Example, with Redemption, 10 Years	2,006
SMID Cap Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,033
SMID Cap Growth Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,439
SMID Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,150
Special Mid Cap Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	683
Expense Example, with Redemption, 3 Years	911
Expense Example, with Redemption, 5 Years	1,156
Expense Example, with Redemption, 10 Years	1,860
Special Mid Cap Value Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	2,190
Special Mid Cap Value Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Special Mid Cap Value Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
Special Mid Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 990